GOODWILL AND INTANGIBLES - Rollforward Schedule (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		$ 396.4
Ending Balance		$ 391.8	$ 396.4
Canadian Malartic
Reconciliation of changes in intangible assets and goodwill [abstract]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		$ 489.0	$ 479.7
Additions, intangible assets and goodwill		0.2	9.6
Dispositions			0.3
Ending Balance		489.2	489.0	$ 479.7
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		(92.6)	(87.5)
Amortisation, intangible assets other than goodwill		(4.8)	(5.1)
Ending Balance		(97.4)	(92.6)	(87.5)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		358.7
Ending Balance		358.7	358.7
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		403.7	403.7
Additions, intangible assets and goodwill		0.0	0.0
Dispositions			0.0
Ending Balance		403.7	403.7	403.7
Decrease through classified as held for sale, intangible assets and goodwill				24.0
Goodwill | Cost | Osisko Mining Corporation
Reconciliation of changes in intangible assets and goodwill [abstract]
Ending Balance	$ 427.7
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		(45.0)	(45.0)
Amortisation, intangible assets other than goodwill		0.0	0.0
Ending Balance		(45.0)	(45.0)	(45.0)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		37.7
Ending Balance		33.1	37.7
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		85.3	76.0
Additions, intangible assets and goodwill		0.2	9.6
Dispositions			0.3
Ending Balance		85.5	85.3	76.0
Other intangible assets | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		(47.6)	(42.5)
Amortisation, intangible assets other than goodwill		(4.8)	(5.1)
Ending Balance		$ (52.4)	$ (47.6)	$ (42.5)